Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) - Drybulk Fleet [Member] - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage revenue		$ 25,934,204	$ 20,280,215
Commissions (including, $253,503, $324,178 and nil respectively, to related party)		(1,411,333)	(1,122,196)
Voyage expenses		(410,676)	(2,396,318)
Vessel operating expenses (including, $102,131, $115,026 and nil, respectively, to related party)		(9,183,152)	(6,892,388)
Drydocking expenses		(1,465,079)	(127,509)
Related party management fees		(1,701,340)	(1,409,716)
Vessel depreciation		(5,422,155)	(4,786,272)
General and administrative expenses (including $693,524, $731,456 and nil, respectively, to related party)		(2,346,502)	(917,160)
Operating income		3,993,967	2,628,656
Total other expenses, net		(2,874,232)	(1,778,955)
Net income		1,119,735	849,701
Dividend Series B Preferred Shares		(565,229)
Net income attributable to common shareholders		$ 554,506	$ 849,701